COMPARATIVE AMOUNTS	12 Months Ended
Dec. 31, 2019
COMPARATIVE AMOUNTS
COMPARATIVE AMOUNTS

44.    COMPARATIVE AMOUNTS

Certain comparative amounts have been restated as a result of the business combinations under common control as disclosed in note 38.

The comparative consolidated statements of cash flows for the years ended December 31, 2017 have been revised to reclassify the cash outflows for the purchase of non-controlling interests and business combination under common control from investing activities to financing activities in accordance with IAS 7 Statement of Cash Flows. This change did not impact the consolidated statement of financial position or consolidated statement of profit or loss and other comprehensive income for the prior periods.